Statement of Operations	1 Months Ended
Oct. 31, 2018 USD ($) $ / shares shares
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
Payroll, consulting and professional fees	12,800
Rent
Selling, general and administrative
Depreciation and amortization
Cost of Device Units
Operating expenses	12,800
NET LOSS BEFORE OTHER INCOME (EXPENSE)	(12,800)
OTHER INCOME
LOSS BEFORE INCOME TAXES	(12,800)
INCOME TAXES
NET LOSS	$ (12,800)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC & DILUTED | shares
NET INCOME PER SHARE - BASIC & DILUTED | $ / shares